CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Total	Lincoln Park [Member]	Convertible Preferred Stock [Member]		Legacy Nuburu Series C Preferred Stock [Member]	Previously Reported [Member]	Common Stock [Member]		Common Stock [Member] Lincoln Park [Member]	Common Stock [Member] Previously Reported [Member]		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Lincoln Park [Member]	Additional Paid-in Capital [Member] Legacy Nuburu Series C Preferred Stock [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]
Balance at the beginning (in shares) at Dec. 31, 2021	[1]			23,196,296
Balance at the beginning at Dec. 31, 2021				$ 4,036
Balance at the beginning (in shares) at Dec. 31, 2021	[1]							5,153,286
Balance at the beginning at Dec. 31, 2021		$ 9,584,039						$ 999					$ 56,646,247				$ (47,063,207)
Issuance of Legacy Nuburu Series C preferred stock, shares	[1]			41,407
Issuance of Legacy Nuburu Series C preferred stock				$ 4
Issuance of Common Stock and Preferred Stock						$ 188,886									$ 188,886
Issuance of Common Stock from option exercises, shares	[1]							403,571
Issuance of Common Stock from option exercises		147,557						$ 78					147,479
Stock-based compensation		2,362,340											2,362,340
Net loss		$ (29,517,198)					$ (14,129,101)										(29,517,198)
Balance at the ending (in shares) at Dec. 31, 2022		23,237,703		23,237,703	[1],[2]
Balance at the ending at Dec. 31, 2022		$ 4,040		$ 4,040			0
Balance at the ending (in shares) at Dec. 31, 2022								138,922	[2],[3]		5,556,857	[1]
Balance at the ending at Dec. 31, 2022		(17,234,376)					(1,842,239)	$ 1,077			$ 13		59,344,952			$ 59,346,016	(76,580,405)
Issuance of Common Stock and Series A preferred stock upon conversion of convertible notes in connection with the reverse recapitalization (in Shares)	[2]			1,361,787				34,045	[3]
Issuance of Common Stock and Series A preferred stock upon conversion of convertible notes in connection with the reverse recapitalization		13,345,380		$ 13,617,870				$ 3					13,345,377
Conversion of Legacy Nuburu convertible preferred stock into Common Stock in connection with the reverse recapitalization (in shares)	[2]			(23,237,703)				580,943	[3]
Conversion of Legacy Nuburu convertible preferred stock into Common Stock in connection with the reverse recapitalization		1,776		$ (4,040)				$ 59					1,717
Issuance of Common Stock and Series A preferred stock upon the reverse recapitalization, net of issuance costs (in shares)	[2]			1,481,666				80,844	[3]
Issuance of Common Stock and Series A preferred stock upon the reverse recapitalization, net of issuance costs		(18,071,768)		$ 14,816,660				$ 9					(18,071,777)
Issuance of Common Stock and Series A preferred stock to satisfy certain reverse recapitalization costs (in shares)	[2]			195,452				4,887	[3]
Issuance of Common Stock and Series A preferred stock to satisfy certain reverse recapitalization costs		(1,954,540)		$ 1,954,520									(1,954,540)
Recognition of Public Warrants upon the reverse recapitalization		(1,336,863)											(1,336,863)
Stock-based compensation		463,978											463,978
Net loss		$ (4,767,517)															(4,767,517)
Balance at the ending (in shares) at Mar. 31, 2023		3,038,905		3,038,905	[2]
Balance at the ending at Mar. 31, 2023		$ 30,389,050		$ 30,389,050			304
Balance at the ending (in shares) at Mar. 31, 2023	[2],[3]							839,641
Balance at the ending at Mar. 31, 2023		$ (29,553,930)					835,120	$ 84					51,793,908				(81,347,922)
Balance at the beginning (in shares) at Dec. 31, 2022		23,237,703		23,237,703	[1],[2]
Balance at the beginning at Dec. 31, 2022		$ 4,040		$ 4,040			0
Balance at the beginning (in shares) at Dec. 31, 2022								138,922	[2],[3]		5,556,857	[1]
Balance at the beginning at Dec. 31, 2022		(17,234,376)					(1,842,239)	$ 1,077			$ 13		59,344,952			59,346,016	(76,580,405)
Net loss		$ (15,959,530)
Balance at the ending (in shares) at Sep. 30, 2023		3,038,905		3,038,905	[2]
Balance at the ending at Sep. 30, 2023		$ 30,389,050		$ 30,389,050			304
Balance at the ending (in shares) at Sep. 30, 2023	[2],[3]							888,869
Balance at the ending at Sep. 30, 2023		$ (34,887,317)					(4,498,267)	$ 88					57,652,530				(92,539,935)
Balance at the beginning (in shares) at Dec. 31, 2022		23,237,703		23,237,703	[1],[2]
Balance at the beginning at Dec. 31, 2022		$ 4,040		$ 4,040			0
Balance at the beginning (in shares) at Dec. 31, 2022								138,922	[2],[3]		5,556,857	[1]
Balance at the beginning at Dec. 31, 2022		(17,234,376)					(1,842,239)	$ 1,077			$ 13		59,344,952			59,346,016	(76,580,405)
Issuance of Common Stock and Series A preferred stock upon conversion of convertible notes in connection with the reverse recapitalization (in Shares)	[1]			1,361,787				1,361,787
Issuance of Common Stock and Series A preferred stock upon conversion of convertible notes in connection with the reverse recapitalization		13,345,513		$ 13,617,870				$ 136					13,345,377
Conversion of Legacy Nuburu convertible preferred stock into Common Stock in connection with the reverse recapitalization (in shares)	[1]			(23,237,703)				23,237,703
Conversion of Legacy Nuburu convertible preferred stock into Common Stock in connection with the reverse recapitalization		4,040		$ (4,040)				$ 2,323					1,717
Issuance of Common Stock and Series A preferred stock upon the reverse recapitalization, net of issuance costs (in shares)	[1]			1,481,666				3,233,745
Issuance of Common Stock and Series A preferred stock upon the reverse recapitalization, net of issuance costs		(18,074,185)		$ 14,816,660				$ (197)					(18,073,988)
Issuance of Common Stock and Series A preferred stock to satisfy certain reverse recapitalization costs (in shares)	[1]			195,452				195,452
Issuance of Common Stock and Series A preferred stock to satisfy certain reverse recapitalization costs		(1,954,520)		$ 1,954,520				$ 20					(1,954,540)
Recognition of Public Warrants upon the reverse recapitalization		(1,336,863)											(1,336,863)
Issuance of Common Stock from the Lincoln Park Purchase Agreement, shares	[1]									1,681,898
Issuance of Common Stock from the Lincoln Park Purchase Agreement			$ 2,099,997							$ 167				$ 2,099,830
Issuance of Common Stock warrants in Convertible Notes and Warrant Purchase Agreement		2,351,414											2,351,414
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares)	[1]			(650,000)
Issuance of Common Stock upon conversion of convertible preferred stock				$ (6,500,000)
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares)	[1]							1,300,000
Issuance of Common Stock upon conversion of convertible preferred stock		$ 6,500,000						$ 130					6,499,870
Issuance of Common Stock from option exercises, shares		5,153						5,153	[1]
Issuance of Common Stock from option exercises		$ 6,999						$ 1					6,998
Issuance of Common Stock from releases of restricted stock units, shares	[1]							391,651
Issuance of Common Stock from releases of restricted stock units								$ 39					(39)
Restricted stock units used for tax withholdings, shares	[1]							(69,923)
Restricted stock units used for tax withholdings		(33,903)						$ (7)					(33,896)
Stock-based compensation		2,490,409											2,490,409
Net loss		$ (20,706,384)															(20,706,384)
Balance at the ending (in shares) at Dec. 31, 2023		2,388,905		2,388,905	[1]
Balance at the ending at Dec. 31, 2023		$ 23,889,050		$ 23,889,050			239
Balance at the ending (in shares) at Dec. 31, 2023								36,894,323	[1]		922,362	[4]
Balance at the ending at Dec. 31, 2023		$ (32,541,859)					(8,652,809)	$ 3,689			$ 92	[4]	64,741,241			64,744,838	(97,286,789)
Balance at the beginning (in shares) at Mar. 31, 2023		3,038,905		3,038,905	[2]
Balance at the beginning at Mar. 31, 2023		$ 30,389,050		$ 30,389,050			304
Balance at the beginning (in shares) at Mar. 31, 2023	[2],[3]							839,641
Balance at the beginning at Mar. 31, 2023		(29,553,930)					835,120	$ 84					51,793,908				(81,347,922)
Issuance of Common Stock from the Lincoln Park Purchase Agreement, shares	[2],[3]									42,048
Issuance of Common Stock from the Lincoln Park Purchase Agreement			$ 2,099,997							$ 4				$ 2,099,993
Issuance of Common Stock warrants in Convertible Notes and Warrant Purchase Agreement		2,351,414											2,351,414
Issuance of Common Stock from option exercises, shares	[2],[3]							129
Issuance of Common Stock from option exercises		6,999											6,999
Issuance of Common Stock from releases of restricted stock units, shares	[2],[3]							391
Stock-based compensation		796,783											796,783
Net loss		$ (6,106,712)															(6,106,712)
Balance at the ending (in shares) at Jun. 30, 2023		3,038,905
Balance at the ending at Jun. 30, 2023		$ 30,389,050		$ 30,389,050			304
Balance at the ending (in shares) at Jun. 30, 2023	[2]			3,038,905				882,209	[3]
Balance at the ending at Jun. 30, 2023		(30,405,449)					(16,399)	$ 88					57,049,097				(87,454,634)
Issuance of Common Stock from releases of restricted stock units, shares	[2],[3]							8,165
Issuance of Common Stock from releases of restricted stock units								$ 1					(1)
Restricted stock units used for tax withholdings, shares	[2],[3]							(1,505)
Restricted stock units used for tax withholdings		(31,595)						$ (1)					(31,594)
Stock-based compensation		635,028											635,028
Net loss		$ (5,085,301)															(5,085,301)
Balance at the ending (in shares) at Sep. 30, 2023		3,038,905		3,038,905	[2]
Balance at the ending at Sep. 30, 2023		$ 30,389,050		$ 30,389,050			304
Balance at the ending (in shares) at Sep. 30, 2023	[2],[3]							888,869
Balance at the ending at Sep. 30, 2023		$ (34,887,317)					(4,498,267)	$ 88					57,652,530				(92,539,935)
Balance at the ending (in shares) at Dec. 31, 2023		2,388,905		2,388,905	[1]
Balance at the ending at Dec. 31, 2023		$ 23,889,050		$ 23,889,050			239
Balance at the ending (in shares) at Dec. 31, 2023								36,894,323	[1]		922,362	[4]
Balance at the ending at Dec. 31, 2023		(32,541,859)					(8,652,809)	$ 3,689			$ 92	[4]	64,741,241			64,744,838	(97,286,789)
Issuance of Common Stock (in shares)	[4]							40,000
Issuance of Common Stock and Preferred Stock		200,000						$ 4	[4]				199,996
Issuance of Common Stock from releases of restricted stock units, shares	[4]							1,237
Issuance of Common Stock from releases of restricted stock units								$ 1	[4]				(1)
Restricted stock units used for tax withholdings, shares	[4]							(285)
Restricted stock units used for tax withholdings		(1,873)						$ (1)	[4]				(1,872)
Stock-based compensation		614,115											614,115
Net loss		(5,700,653)															(5,700,653)
Balance at the ending (in shares) at Mar. 31, 2024				2,388,905
Balance at the ending at Mar. 31, 2024				$ 23,889,050
Balance at the ending (in shares) at Mar. 31, 2024	[4]							963,314
Balance at the ending at Mar. 31, 2024		$ (37,430,270)						$ 96	[4]				65,557,076				(102,987,442)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905		2,388,905	[1]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050		$ 23,889,050			239
Balance at the beginning (in shares) at Dec. 31, 2023								36,894,323	[1]		922,362	[4]
Balance at the beginning at Dec. 31, 2023		$ (32,541,859)					$ (8,652,809)	$ 3,689			$ 92	[4]	64,741,241			$ 64,744,838	(97,286,789)
Issuance of Common Stock from option exercises, shares		0
Net loss		$ (22,765,563)
Balance at the ending (in shares) at Sep. 30, 2024		2,388,905		2,388,905
Balance at the ending at Sep. 30, 2024		$ 23,889,050		$ 23,889,050
Balance at the ending (in shares) at Sep. 30, 2024	[4]							5,686,498
Balance at the ending at Sep. 30, 2024		(36,343,647)						$ 569	[4]				83,708,136				(120,052,352)
Balance at the beginning (in shares) at Mar. 31, 2024				2,388,905
Balance at the beginning at Mar. 31, 2024				$ 23,889,050
Balance at the beginning (in shares) at Mar. 31, 2024	[4]							963,314
Balance at the beginning at Mar. 31, 2024		(37,430,270)						$ 96	[4]				65,557,076				(102,987,442)
Issuance of Common Stock to extinguish debt, shares	[4]							2,248,312
Issuance of Common Stock to extinguish debt		13,356,412						$ 225	[4]				13,356,187
Issuance of Common Stock from releases of restricted stock units, shares	[4]							48,779
Issuance of Common Stock from releases of restricted stock units								$ 5	[4]				(5)
Restricted stock units used for tax withholdings, shares	[4]							(13,082)
Restricted stock units used for tax withholdings		(70,713)						$ (1)	[4]				(70,712)
Issuance of pre-funded warrants		1,539,866											1,539,866
Stock-based compensation		450,572											450,572
Net loss		(12,687,388)															(12,687,388)
Balance at the ending (in shares) at Jun. 30, 2024				2,388,905
Balance at the ending at Jun. 30, 2024				$ 23,889,050
Balance at the ending (in shares) at Jun. 30, 2024	[4]							3,247,323
Balance at the ending at Jun. 30, 2024		$ (34,841,521)						$ 325	[4]				80,832,984				(115,674,830)
Issuance of Common Stock to extinguish debt, shares	[4]							2,399,850
Fractional shares issued for stock split, shares	[4]							25,635
Common stock issued for services, shares		12,500						12,500	[4]
Common stock issued for services		$ 1						$ 1	[4]
Fractional shares issued for stock split								3	[4]				(3)
Issuance of Common Stock to extinguish debt		1,828,292						$ 240	[4]				1,828,052
Issuance of Common Stock from releases of restricted stock units, shares	[4]							1,491
Restricted stock units used for tax withholdings, shares	[4]							(301)
Restricted stock units used for tax withholdings		(502)											(502)
Issuance of pre-funded warrants		600,000											600,000
Stock-based compensation		447,605											447,605
Net loss		$ (4,377,522)															(4,377,522)
Balance at the ending (in shares) at Sep. 30, 2024		2,388,905		2,388,905
Balance at the ending at Sep. 30, 2024		$ 23,889,050		$ 23,889,050
Balance at the ending (in shares) at Sep. 30, 2024	[4]							5,686,498
Balance at the ending at Sep. 30, 2024		$ (36,343,647)						$ 569	[4]				$ 83,708,136				$ (120,052,352)

[1]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Capitalization for more information.
[3]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[4]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.